CSMC 2021-NQM6 Trust ABS-15G

Exhibit 99.39

Wipro Opus Risk Solutions, LLC

300 Tri-State International – Suite 320 | Lincolnshire, IL 60069 | 224.632.1300

Opus	Privileged and Confidential	Page 1

Executive Narrative

September 14, 2021

Performed by

Wipro Opus Risk Solutions, LLC

For

Residential RealEstate Review Management, Inc.

This report summarizes the results of a due diligence review performed on a pool of 39 loans provided by Residential RealEstate Review Management, Inc.(“Customer”) who provided Wipro Opus Risk Solutions, LLC (“Consultant” or “Opus”) with a data tape, from which all loans were loaded into the OpusFirst® or Paragon® underwriting software. Consultant performed a detailed compliance and credit review on all loans.

Consultant was established in 2005. Consultant was acquired in January 2014 by Wipro Ltd, a global information technology, consulting, and outsourcing company.

Review Scope outlines are located below

Review Scope

1.	Credit Qualification

A re-underwriting review will be conducted in order to verify that the requisite underwriting guidelines as specified by Client (the “Underwriting Guidelines”) are met. Confirmation of the loan terms will be performed through recalculation and review of documentation contained in the loan file provided to the Consultant. The Credit Qualification review guidelines will consist of the following:

1.1.	Borrower Underwriting:

1.1.1.	Borrower Liquidity

Review and confirm borrower’s liquidity position adheres to Underwriting Guidelines.

1.1.2.	Credit / Background Check

Review and confirm each guarantor and/or owner of the borrowing entity requirements meet Underwriting Guidelines, including OFAC.

1.1.3.	Property management questionnaire

Review the questionnaire to confirm management experience meets Underwriting Guidelines.

1.1.4.	Borrowing Entity

Confirm the entity is in good standing and duly formed (if applicable documents are in the file). Verify the individual signing on behalf of the organization has the authority to bind the entity (if applicable documents are in the file).

1.2.	Loan-to-Value (LTV)/Loan-to-Cost (LTC) Limits

Confirm the LTV/LTC meets Underwriting Guidelines per Underwriting Guidelines.

1.3.	Permitted Loan Terms

Confirm the loan terms are eligible per the Underwriting Guidelines.

1.4.	Property Requirements and Market Requirements

Confirm the loan Property and Market Requirements are eligible per the Underwriting Guidelines.

1.5	DSCR—ensure components of Debt Service Coverage Ratio are identified correctly

1.5.1	Recalculation of DSCR

Opus	Privileged and Confidential	Page 2

1.6. Title Insurance Requirements are met per Guidelines only as follows

Confirm Loss payee language must be present and required insurance policies and coverage amounts meet the Underwriting Guidelines.

1.7.	Condominium Eligibility

Confirm Condo Master Policy is present and meets the Underwriting Guidelines

1.8.	Property Insurance

Confirm each mortgaged property has a policy in place and proper coverage amount in adherence to the Underwriting Guidelines.

1.9.	Preliminary/Commitment Title:

Review and confirm first lien holder position, validate no loan file discrepancies, delinquent taxes, and/or additional liens at time of consummation.

2.	Document Review

Verify that each loan file contains the following material documentation and that each document is complete and accurate in all material respects.

2.1.	Loan Application

Verify the presence and completeness of the loan application. Leases, market rent addendum, and 12-month operating history

2.2.	Business Purpose Certification/Affidavit

Verify the presence and completeness of the Business Purpose Certification / Affidavit.

2.3.	Credit Report / Background Check

Verify the presence of a credit report for each borrower and a background check to the Underwriting Guidelines. Confirm that the credit report was pulled within the timing requirements allowable per the Underwriting Guidelines.

2.4.	Proof of Liquidity / Assets

Confirm the presence of adequate asset documentation to comply with the Underwriting Guidelines and investor overlay requirements for closing funds, reserves and borrower liquidity.

2.5.	Proof of Insurance

Verify the presence of insurance certificates for mortgage, hazard and flood insurance on an as needed basis depending upon the specifics of the loan. Confirm that adequate coverage is present to meet the requirements of the Underwriting Guidelines.

2.6.	Property Valuation

Verify that each loan file contains adequate appraisal and other third-party valuation tools to satisfy the minimum required documentation under the Underwriting Guidelines. Confirm that market rent addendum is included in appraisal

2.7.	Collateral Documentation

Confirm the presence, completeness, and proper vesting of required collateral documentation including note, allonge, mortgage/deed of trust, riders, subordination agreements, assignments, purchase and sale agreements, guaranty, settlement statements and title policies.

2.8.	Borrower Rehabilitation Budget (if applicable)

If property rehabilitation is contemplated, validate the presence and completeness of the Borrower Rehabilitation Budget

2.9.	P&S Agreement or Trustee Receipt (if applicable)

Confirm presence of P&S Agreement or Trustee Receipt if property was acquired in the previous 90 days.

2.10.	Operating Agreement / Partnership Agreement / Bylaws (if applicable)

Confirm presence of Operating Agreement / Partnership Agreement / Bylaws.

Opus	Privileged and Confidential	Page 3

2.11.	Certificate of good standing from state of organization (if applicable)

Confirm presence of Certificate of good standing from state of organization if property located in state other than state of domicile; if entity formed >30 days, hard copy; if formed <30 days, hard copy within 30 days post-closing.

2.12.	Completed condominium questionnaire (if applicable)

Confirm presence of completed condominium questionnaire if collateral is part of condominium association.

2.13.	Copy of the condominium master insurance policy/certificate (if applicable)

Confirm presence of the condominium master insurance policy/certificate if collateral is part of condominium association.

2.14.	Other Documents (if applicable)

Confirm presence of inspection reports, explanation letters, etc. as applicable.

2.15.	Flood Certificate

Confirm presence of Flood Certificate

2.16.	Flood Insurance (if applicable)

Confirm presence of Flood Insurance if applicable.

2.17 HUD-1/Closing Statement

Confirm presence of HUD-1 or Closing Statement

2.18 Property Management Questionnaire

Confirm presence of Property Management Questionnaire

2.19 Guaranty

Confirm presence of Guaranty

3.	Misrepresentation and Third Party Product Review

Validate that fraud reports and independent third party property valuations reports are in the file. The review will consist of the following:

1.

2.

3.

3.1	Misrepresentation Review

Review on each loan to identify potential misrepresentations of income, employment, identity, occupancy, transaction and appraisal misrepresentation or other areas of potential misrepresentation. The Misrepresentation may include the following:

3.1.1	Signatures

Validate signature consistency across documents. To the extent imaged or hard copy files are provided, Consultant will utilize reasonable efforts to validate the consistency of signatures across documents.

3.1.2	Alerts

Assess credit report alerts for accuracy and potential issues.

3.1.3	Social Security Numbers

Compare SSN(s) across all file documents.

3.1.4	Document Integrity

Review for apparent alterations to loan documents. To the extent imaged or hard copy files are provided, Consultant will utilize reasonable review of alterations to the loan documents.

3.1.5	Data Consistency

Review the documents contained in the loan file for consistency of data.

3.1.6	Third Party Fraud Tools

To the extent a third party fraud tool is contained in the loan file, the Consultant will ensure high level or critical warnings are reviewed and addressed.

3.2	Independent Third Party Values

Review each loan to determine whether a third party valuation product was required and if required, that the third party product value was compared to the original appraised value to identify a value variance and apply the appropriate rating agency grade after reviewing the required valuation products.

Opus	Privileged and Confidential	Page 4

3.2.1	For loans seasoned less than 12 months a retroactive desk review will generally be ordered. If the retroactive desk review supports the origination appraised value within a 10% variance no additional products will be required. If the retroactive desk review does not support the original appraised value within a 10% variance, a secondary valuation product such as a field review or drive-by appraisal will be required. If the loan is seasoned more than 12 months generally a BPO can be ordered. The seasoning and products can be adjusted to meet specific rating agency requirements.

3.2.2	Consultant will also perform the following steps

3.2.2.1	Based on review of the original appraisal

3.2.2.1.1	Property is complete

3.2.2.1.2	Value is based on as-is condition

3.2.2.1.3	Property is described as average or better condition

3.2.2.1.4	No apparent appraiser independence violation statements

3.2.2.1.5	Appraisal addresses any adverse comments

3.2.2.2	Appraisal is completed on appropriate GSE Form

3.2.2.2.1	Appraisal contains required attachments

3.2.2.3	Appraiser was appropriately licensed at the time the appraisal was signed

3.2.3	If the valuation vendor des not supply the updated valuation product directly to the Consultant, the Client will authorize the valuation vendor to issue an attestation with sufficient information for the Consultant to determine the correct valuation product was utilized to verify the accuracy of the origination appraisal.

3.2.4	Value Review Disclaimer

3.2.4.1	The individuals performing the above procedures are not person providing valuations for the purpose of the Uniform Standards of Professional Appraisal Practice (“USPAP”) or necessarily licensed as appraiser under Federal or State law, and the services being performed do not constitute appraisal reviews for the purposes of USPAP or Federal or State law.

3.2.4.2	Opus makes no representation or warranty as to the value of the mortgaged property, notwithstanding that Opus may have reviewed the valuation information for reasonableness.

3.2.4.3	Opus is not an Appraisal Management Company (“AMC”) and therefore does not opine on the actual value of the underlying property.

3.2.4.4	Opus is not a creditor within the meaning of the Equal Credit Opportunity Act (“ECOA”) or other lending laws and regulations, and therefore opus will not have and communications with or responsibility to any individual concerning property valuations.

1.

2.

3.3	Title Reports

3.3.1	If the loan is season over 24 months Consultant will facilitate the ordering of title reports. Consultant and client agree the vendor providing the title reports will be responsible for issuing a separate 15E.

3.3.2	Consultant is not responsible for the accuracy of the title reports, nor makes any representations or warranties with respect to any of the information contained in the title reports.

3.4	Updated FICO Scores

If the FICO score contained in the loan file is aged more than 6 months, an updated FICO score will be required.

3.5	Properties in FEMA declared disaster zones.

If a FEMA declared disaster occurs after the inspection date on the appraisal, Consultant will review the file to determine if an exterior inspection to ensure

3.5.1	No apparent damage to the property

3.5.2	Property appears to be occupied

4.	Data Compare

Client will provide a data tape with the following data fields and Consultant will compare the field to the applicable source document and report any variance. Consultant and Client can mutually agree to change the listed fields on a review by review basis.

4.1 – Appraised Value

4.2 – CLTV

Opus	Privileged and Confidential	Page 5

4.3 – DTI

4.4 – FICO

4.5 – Interest Only

4.6 – Interest Rate

4.7 – Loan Term

4.8 – Loan Purpose

4.9 – LTV

4.10 – Occupancy

4.11 – Original Balance

4.12 – Property Address

4.13 – Property City

4.14 – Property State

4.15 – Property Type

4.16 – Sales Price

4.17 – Second Mortgage Lien Amount

4.18 – Self-Employed

4.19 – Units

4.20 – Zip Code

4.21 – Loan Type

4.22 – QM Status

Multiple Loans to One Borrower: TPR firm reviewed common identifiers for all loans in the population and confirmed there were four obligors with multiple loans in the pool.

Opus	Privileged and Confidential	Page 6

Pool Details

Loan Type			Product Type
Type	Count	% of Pool	Type	Count	% of Pool
Non-Conforming	39	100.00%	Fixed	0	0.00%
Conforming-GSE Eligible	0	0.00%	ARM	39	100.00%
Total	39	100.00%	Total	39	100.00%

Interest Rate			Occupancy
Type	Count	% of Pool	Type	Count	% of Pool
4.500-6.499	17	43.59%	Primary	0	0.00%
6.500-8.499	22	56.41%	Second Home	0	0.00%
			Investment Property	39	100.00%
Total	39	100.00%	Total	39	100.00%

			Property Type
Purpose			Type	Count	% of Pool
Type	Count	% of Pool	Single Family Detached	32	82.05%
Cash out Refi	16	41.02%	Co-op	0	0.00%
Purchase	1	2.57%	Condo, Low Rise	1	2.57%
Rate / Term Refi	22	56.41%	Condo, High Rise	0	0.00%
Total	39	100.00%	PUD	3	7.69%
			1 Family Attached	0	0.00%
			2 Family	2	5.12%
			3 Family	0	0.00%
			4 Family	1	2.57%
			Total	39	100.00%

LTV
Type	Count	% of Pool
0-30.00	0	0.00%
30.01-50.00	0	0.00%
50.01-70.00	2	5.12%
70.01-90.00	37	94.88%
Total	39	100.00%

Opus	Privileged and Confidential	Page 7

Tape Discrepancies

Data Element	Count	Accuracy
Note Date	35	10.26%
Property Type	7	82.05%
Original Loan Amount	5	87.18%
LTV	2	94.87%
FICO	2	94.87%
Amortization Term	0	100.00%
Appraised Value	0	100.00%
CLTV	0	100.00%
DTI	0	100.00%
First Payment Date	0	100.00%
Index Type	0	100.00%
Initial Interest Rate Cap	0	100.00%
Loan Term	0	100.00%
Maturity Date	0	100.00%
Occupancy	0	100.00%
Original Rate	0	100.00%
Original Term	0	100.00%
Periodic Rate Cap	0	100.00%
Sales Price	0	100.00%
Sales Price	0	100.00%
Zip Code	0	100.00%

Opus	Privileged and Confidential	Page 8

Loan Grading Definitions

Credit

S&P	Moodys	Fitch	Kroll	DBRS	Definition
A	A	A	A	A	Loan conforms to all applicable guidelines, no conditions noted
B	B	B	B	B	Loan does not meet every applicable credit guideline. However, most of the loan characteristics are within the guidelines and there are documented and significant compensating factors
C	C	C	C	C	The loan does not meet every applicable credit guideline, and most of the loan characteristics are outside of guidelines; or there are weak or no compensating factors
D	D	D	D	D	The loan file is missing critical documentation required to perform the review

Compliance

S&P	Moodys	Kroll	DBRS	Definition
A	A	A	A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
B	B	B	B	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations; however, minor evidentiary issue(s) exist
C	C	C	C	The includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
D	D	D	D	The loan file is missing critical documentation required to perform the review

Fitch	Definition
A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
B	The loan is in compliance with all applicable laws and regulations and a benefit to the borrower is present and documented
C	The includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
D	The loan file is missing critical documentation required to perform the review

Opus	Privileged and Confidential	Page 9

Property Valuation

Moodys	Fitch	Kroll	DBRS	Definition
A	A	A	A	Value is within a 10% variance of third party product. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.
B	B	B	B	Meets all terms for an A, but property requires cosmetic or minor repairs that do not effect value or habitability
C	C	C	C	Any of the following items: Origination value and third party valuation product value has a variance of 10% or greater, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines
D	D	D	D	The loan file was missing the appraisal and/or other valuations products needed to complete the review

S&P	Definition
A	First Level Review Value is within a 10% variance to the original appraisal. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.
B	First Level Review Value is greater than a 10% variance to the original appraisal, but the second level review value is within 10% variance of the original appraised value. In addition, property requires cosmetic or minor repairs that do not effect value or habitability
C	Any of the following items: Second Level Review Value is greater than a 10% variance to the original appraisal, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines
D	The loan file was missing the appraisal and/or other valuations products needed to complete the review

Opus	Privileged and Confidential	Page 10

Loan Review Findings

The following summarizes Consultant’s initial and final loan securitization and event grades assigned to the final reviewed loan pool and reported in the Grading Summary Report dated September 1, 2021.

Opus	Privileged and Confidential	Page 11

If you have any questions, please contact Pete Butler at Peter.Butler1@wipro.com

Opus	Privileged and Confidential	Page 12